Risk Report - Market Risk - Trading Market Risk Exposures - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Detail) - EUR (€)
€ in Millions
		Dec. 31, 2023	Dec. 31, 2022
Total [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	€ 570.3	€ 291.2
Credit Trading [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	90.8	11.6
Core Rates [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	198.7	161.9
Emerging Markets [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	284.5	100.2
Other [Member]
Incremental Risk Charge (average, maximum, minimum) [line items]
Period-end	[1],[2],[3]	€ (3.6)	€ 17.4

[1]	All liquidity horizons are set to 12 months
[2]	Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2023 and December 31, 2022, respectively
[3]	Business line breakdowns have been updated for 2023 reporting to better reflect the current business structure